Taxation (Details) - Schedule of taxes payable	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Schedule Of Taxes Payable Abstract
Income tax payable	¥ 1,768,285	$ 253,896	¥ 1,820,229
VAT and other taxes payable	362,148	51,998	525,685
Total taxes payable	¥ 2,130,433	$ 305,894	¥ 2,345,914